BETTER 10K - STOCK-BASED COMPENSATION - Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	$ 25,044	$ 10,973	$ 37,398	$ 31,021	$ 38,557	$ 55,215
Capitalized stock-based compensation costs	2,500	800	3,874	2,967	4,051	8,972
Cost of revenue | Mortgage Platform
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	4,176	1,491	5,905	4,941	5,256	13,671
Cost of revenue | Other Platform
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	1,493	426	1,837	675	908	1,654
General and Administrative Expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	16,828	6,862	25,123	20,479	26,681	27,559
Selling and Marketing Expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	146	369	216	709	486	1,159
Technology and product development expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense	$ 2,401	$ 1,825	$ 4,317	$ 4,217	$ 5,226	$ 11,172